Parent Company Information - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net (loss) income	$ (1,013,575)	$ (1,371,141)	$ 616,818
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss (income) of subsidiaries	568,398	1,251,141	(832,918)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(150,502)
Other payables and other current liabilities	32,750	120,000	216,000
Net cash used in operating activities	(562,929)		(100)
Cash flows from investing activities:
Loans to third parties	(4,515,050)
Investment in subsidiaries	(202,000)
Net cash used in investing activities	(4,717,050)
Cash flows from financing activities:
Payment of offering costs	(88,199)
Net proceeds from initial public offering	5,368,773
Net cash provided by financing activities	5,280,574
Net increase (decrease) in cash	595		(100)
Cash and restricted cash at the beginning of the year			100
Cash and restricted cash at the end of the year	595
Non-cash transactions:
Reclassification of deferred offering cost	$ 80,000